Annual Fund Operating Expenses - First Trust Active Factor Mid Cap ETF - First Trust Active Factor Mid Cap ETF	Jan. 03, 2022
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%